Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 21, 2019
Registrant Name	American Funds Multi-Sector Income Fund
Central Index Key	0001761673
Amendment Flag	false
Document Creation Date	Mar. 21, 2019
Document Effective Date	Mar. 22, 2019
Prospectus Date	Mar. 22, 2019
American Funds Multi-Sector Income Fund SM | Class T
Prospectus:
Trading Symbol	MIAVX
American Funds Multi-Sector Income Fund SM | Class 529-A
Prospectus:
Trading Symbol	CMBKX
American Funds Multi-Sector Income Fund SM | Class R-5E
Prospectus:
Trading Symbol	RMDSX
American Funds Multi-Sector Income Fund SM | Class R-5
Prospectus:
Trading Symbol	RMDTX
American Funds Multi-Sector Income Fund SM | Class R-4
Prospectus:
Trading Symbol	RMDRX
American Funds Multi-Sector Income Fund SM | Class R-3
Prospectus:
Trading Symbol	RMDQX
American Funds Multi-Sector Income Fund SM | Class R-2E
Prospectus:
Trading Symbol	RMDPX
American Funds Multi-Sector Income Fund SM | Class R-2
Prospectus:
Trading Symbol	RMDOX
American Funds Multi-Sector Income Fund SM | Class R-1
Prospectus:
Trading Symbol	RMDNX
American Funds Multi-Sector Income Fund SM | Class F-3
Prospectus:
Trading Symbol	MIAZX
American Funds Multi-Sector Income Fund SM | Class F-2
Prospectus:
Trading Symbol	MIAYX
American Funds Multi-Sector Income Fund SM | Class F-1
Prospectus:
Trading Symbol	MIAWX
American Funds Multi-Sector Income Fund SM | Class C
Prospectus:
Trading Symbol	MIAUX
American Funds Multi-Sector Income Fund SM | Class A
Prospectus:
Trading Symbol	MIAQX
American Funds Multi-Sector Income Fund SM | Class 529-T
Prospectus:
Trading Symbol	CMBNX
American Funds Multi-Sector Income Fund SM | Class 529-F-1
Prospectus:
Trading Symbol	CMBOX
American Funds Multi-Sector Income Fund SM | Class 529-E
Prospectus:
Trading Symbol	CMBMX
American Funds Multi-Sector Income Fund SM | Class 529-C
Prospectus:
Trading Symbol	CMBLX
American Funds Multi-Sector Income Fund SM | Class R-6
Prospectus:
Trading Symbol	RMDUX